Notes Payable, Net (Details) - Schedule of notes payable and related discounts - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Notes Payable, Net (Details) - Schedule of notes payable and related discounts [Line Items]
Balance	$ 1,976,278	$ 1,853,648
Proceeds	485,760	16,510
Payments	(5,340)	(3,644)
Conversion of note payable to convertible notes payable	(2,000,000)
Amortization	36,588	109,764
Balance	493,286	1,976,278
Principal Balance [Member]
Notes Payable, Net (Details) - Schedule of notes payable and related discounts [Line Items]
Balance	2,012,866	2,000,000
Proceeds	485,760	16,510
Payments	(5,340)	(3,644)
Conversion of note payable to convertible notes payable	(2,000,000)
Balance	493,286	2,012,866
Debt Discounts [Member]
Notes Payable, Net (Details) - Schedule of notes payable and related discounts [Line Items]
Balance	(9,866)	(39,466)
Amortization	9,866	29,600
Balance		(9,866)
Debt Issuance Costs [Mmber]
Notes Payable, Net (Details) - Schedule of notes payable and related discounts [Line Items]
Balance	(26,722)	(106,886)
Amortization	26,722	80,164
Balance		$ (26,722)